NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Nonvested Restricted Stock Units Activity (Tables)	Sep. 30, 2023
September 30, 2023
Schedule of Nonvested Restricted Stock Units Activity

		Weighted-
		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Non-vested at December 31, 2022	-	-
Granted	15,975,000	0.05
Vested	(8,900,000)	0.05
Forfeited	-	-
Non-vested at September 30, 2023	7,075,000	0.05